Cover	Nov. 16, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2023
Entity File Number	001-41748
Entity Registrant Name	JANOVER INC.
Entity Central Index Key	0001805526
Entity Tax Identification Number	83-2676794
Entity Incorporation, State Country Name	DE
Entity Address, Address Line One	6401 Congress Avenue, Suite 250
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	844
Local Phone Number	885-6875
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	JNVR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false